BUSINESS ACQUISITIONS AND GOODWILL (Details 1) - USD ($)	Mar. 31, 2022	Jun. 12, 2021	Mar. 31, 2021
Business Acquisition [Line Items]
Intangible assets		$ 41,578
Goodwill	$ 1,030,399		$ 0
Lowell Academy [Member]
Business Acquisition [Line Items]
Intangible assets	98,437
Working capital acquired	37,254
Noncontrolling interest	(42,731)
Goodwill	75,103		$ 0
Total consideration	$ 168,063